Additional Notes - Additional Information (Detail) $ / shares in Units, € in Millions, $ in Millions							1 Months Ended		12 Months Ended
	Mar. 04, 2020 $ / shares shares	Mar. 03, 2020 USD ($)	Jan. 13, 2020 USD ($)	Jul. 19, 2018 EUR (€)	Jul. 19, 2018 USD ($)	Jun. 30, 2013 EUR (€)	Jun. 30, 2010 EUR (€)	Jun. 30, 2010 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Ordinary shares [member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
Percentage of New Ordinary Shares	2.84%
American Depositary Shares [Member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
Number of Shares Purchase | shares	3,629,764
Incyte [Member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
Descriptions of limitations subject to share transfer	Incyte has agreed, subject to limited exceptions, not to sell or otherwise transfer any of the new ADSs, which will represent 2.76% of the registered share capital of MorphoSys following the capital increase, for an 18-month period.
Incyte [Member] | Collaboration And License Agreement [Member] | U.S. Specific Trials [Member]
Disclosure of research and development agreements [line items]
Percentage of development costs			55.00%
Incyte [Member] | Collaboration And License Agreement [Member] | Ex U.S. Specific Trials [Member]
Disclosure of research and development agreements [line items]
Percentage of future development costs			100.00%
Incyte [Member] | American Depositary Shares [Member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
New shares urchased | shares	3,629,764
American Depository Price Per Shares | $ / shares	$ 41.32
Morphosys [Member] | Collaboration And License Agreement [Member] | U.S. Specific Trials [Member]
Disclosure of research and development agreements [line items]
Percentage of development costs			45.00%
Morphosys [Member] | Ordinary shares [member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
New shares urchased | shares	907,441
License agreement [member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received		$ 750.0	$ 750.0
Milestone payments			1,100.0
Number of Shares Purchase | shares	150,000,000
Percentage of Weighted Average Price Of American Depository Shares	20.00%
License agreement [member] | American Depositary Shares [Member] | Collaboration And License Agreement [Member]
Disclosure of research and development agreements [line items]
Equity investment		$ 150.0	$ 150.0
License agreement [member] | Glaxo Smith Kline [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received | €						€ 22.5
License agreement [member] | I- Mab biopharma [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received											$ 3.5	$ 20.0
Upfront payment recognized as revenue										€ 3.1	$ 3.5
License agreement [member] | Xencor [member]
Disclosure of research and development agreements [line items]
Upfront payment							€ 10.5	$ 13.0
License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
License agreement upfront payment received | €				€ 95.0
Upfront payment recognized as revenue | €										€ 47.5
Percentage of upfront payment received recognized as revenue										50.00%	50.00%
Top of range [member] | License agreement [member] | Glaxo Smith Kline [member]
Disclosure of research and development agreements [line items]
Upfront payment recognized as revenue | €						€ 423.0
Top of range [member] | License agreement [member] | I- Mab biopharma [member]
Disclosure of research and development agreements [line items]
Milestone payments											$ 101.5
Milestone payment receivable upon a success-based clinical and commercial milestone												$ 100.0
Top of range [member] | License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
Milestone payments					$ 1,000.0
Percentage of tiered royalties on net sales				20.00%	20.00%
Bottom of range [member] | License agreement [member] | Novartis Pharma AG [member]
Disclosure of research and development agreements [line items]
Percentage of tiered royalties on net sales				10.00%	10.00%
Investigational new drug [member]
Disclosure of research and development agreements [line items]
Milestone payments to licensors, due next twelve months									$ 37.5
Investigational new drug [member] | Top of range [member]
Disclosure of research and development agreements [line items]
Milestone payments to licensors, due year two									$ 287.0